Condensed Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 7,807	$ 2,742
Marketable securities	1,473	6,413
Accounts receivable	6,326	5,464
Inventory	2,892	1,520
Research and development tax credit receivable short term	11,500	6,632
Prepaid expenses and other current assets	2,933	2,314
Total current assets	32,932	25,085
Goodwill, net	18,490	18,491
Property and equipment, net	17,352	18,238
Intangible assets	41,094	41,589
Other assets:
Research and development tax credit receivable long term	6,491	13,725
Other long-term assets	156	183
Total other assets	6,647	13,908
Total assets	116,515	117,311
LIABILITIES
Current portion of long-term debt	20,365	3,351
Current portion of capital lease obligations	82	77
Accounts payable	4,115	3,596
Current portion of deferred revenue	1,001	614
Advances from customers	452	575
Accrued expenses	6,269	5,013
Other current liabilities	1,324	1,133
Total current liabilities	33,607	14,359
Long-term debt, less current portion	65,398	33,278
Capital lease obligations, less current portion	122	179
Deferred revenue, less current portion	136	181
Deferred tax liabilities	7,670	14,130
Other long-term liabilities	24,986	24,680
Total long-term liabilities	98,313	72,448
Commitments and contingencies:
Shareholders' equity:
Ordinary shares: 25,415,400 issued and outstanding at December 31, 2012 and 25,465,400 at September 30, 2013 (shares authorised 34,587,690) at nominal value of 0.122 euro	3,722	3,714
Additional paid-in capital	211,002	209,158
Accumulated deficit	(240,668)	(192,621)
Accumulated other comprehensive income (loss)	10,539	10,253
Total shareholders' equity	(15,405)	30,504
Total liabilities and shareholders' equity	$ 116,515	$ 117,311